INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
INTANGIBLE ASSETS
Schedule of Intangible assets
	December 31,	September 30,
	2024	2024
Customer lists and memberships	$606,430	$569,430
Exchange contracts	457,000	457,000
Websites and software	185,000	185,000
Media materials	392,000	392,000
Total intangible assets	$1,640,430	$1,603,430

2024
Customer lists and memberships	$569,430
Exchange contracts	457,000
Websites and software	185,000
Media materials	392,000
Total intangible assets	$1,603,430